Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Accumulated Other Comprehensive Income	ACCUMULATED OTHER COMPREHENSIVE INCOME

(in millions)	Opening Balance	Net Change	Ending Balance
2020
Unrealized foreign currency translation gains (losses)
Net investments in foreign operations	$713	$(336)	$377
Hedges of net investments in foreign operations	(359)	60	(299)
Income tax expense	(3)	(3)	(6)
	351	(279)	72
Other
Cash flow hedges (Note 27)	17	(21)	(4)
Unrealized employee future benefits losses (Note 25)	(38)	(11)	(49)
Income tax recovery	6	9	15
	(15)	(23)	(38)
Accumulated other comprehensive income	$336	$(302)	$34

2019
Unrealized foreign currency translation gains (losses)
Net investments in foreign operations	$1,470	$(757)	$713
Hedges of net investments in foreign operations	(544)	185	(359)
Income tax recovery (expense)	10	(13)	(3)
	936	(585)	351
Other
Cash flow hedges (Note 27)	11	6	17
Unrealized employee future benefits losses (Note 25)	(20)	(18)	(38)
Income tax recovery	1	5	6
	(8)	(7)	(15)
Accumulated other comprehensive income	$928	$(592)	$336